FORM 12B-25
                          NOTIFICATION OF LATE FILING
                            SEC FILE NUMBER:0-7320

(Check One):[X]Form 10-K [ ]Form 20-F [ ]Form 11-K [ ]Form 10-Q [ ]Form N-SAR

     For Period Ended:  12/31/01
     [ ] Transition Report on Form 10-K
     [ ] Transition Report on Form 20-F
     [ ] Transition Report on Form 11-K
     [ ] Transition Report on Form 10-Q
     [ ] Transition Report on Form N-SAR


If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates.

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     PART I - REGISTRATION INFORMATION

     Farm Fish, Inc.
     -----------------------
     Full Name of Registrant

     -------------------------
     Former Name if Applicable

     100 West Woodrow Wilson Boulevard
     ---------------------------------
     Address of Principal Executive Office (Street and Number)

     Jackson, MS 39213
     ------------------------
     City, State and Zip Code



     PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

   (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

   (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portions thereof, will be filed on or before the fifteenth
 [X] calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and


   (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.





     PART III - NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.


   See attached sheet.


           Potential persons who are to respond to the collection of information contained in this form are not required to respond Unless the form displays a currently valid OMB control number.



(Attach Extra Sheets if Needed)


     PART IV - OTHER INFORMATION


   (1) Name and telephone number of person to contact in regard to this notification

        Robert C. Hutchison             601                969-7837
        -------------------            -----               --------
             (Name)                 (Area Code)	     (Telephone Number)

   (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).
        [ ] Yes [X] No

        10-QSB  for Quarter ended September 30, 2001

   (3) Is it anticipated that any significant change in results of operation from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? [X] Yes [ ] No

        If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.



        See Attached.


                               Farm Fish, Inc.
                    (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.



     Date:  March 13, 2002          By   /s/ Thomas Slough, President


                          Form 12B-25 Attachment
                              Farm Fish, Inc.

The shareholders of Farm Fish have previously approved the liquidation and dissolution of the Company. Farm Fish completed the sale of its live fish inventory during the month of February 2002. Due to the liquidation of the Company and the accounting treatment of a business in liquidation, management is required to make certain assumptions in connection with its financial statements. Farm Fish needs additional time in order to complete the sale of its operations and address any issues surrounding such sale and the completion of its annual audit prior to filing its annual report on Form 10-KSB.


As more fully described in the Management Discussion and Analysis of Financial Condition and Results of Operations in the Company's 2000 Form 10-KSB, on December 27, 2000 the shareholders of the Farm Fish, Inc.
(the "Company") approved a plan (the "Plan") to liquidate and dissolve the Company. As a result of adoption of the Plan and the imminent nature of the liquidation, the Company adopted the liquidation basis of accounting effective December 31, 2000. Under the liquidation basis of accounting, assets are stated at their estimated net realizable value and liabilities are stated at management's estimates as of the close of the period.


Under the Plan, management has completely liquidated the live catfish inventories. As described in its quarterly filings, management recorded certain downward adjustments related to the sale of the fish inventories. Management is in the process of quantifying any further adjustments that may be necessary as a result of the liquidation of the company.


Management intends to file its annual report on Form 10-KSB as soon as practicable after assessment of its assets and liabilities, including any adjustments necessary as a result of the sale of its fish inventory.